Condensed consolidating financial information (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Nov. 04, 2011
Long-term debt
Total debt		$ 1,415,278
Senior Notes, due 2018
Long-term debt
Total debt	$ 460,000	$ 460,000	$ 460,000
Interest rate on long-term debt (as a percent)	9.00%	9.00%	9.00%